Company Overview (Details Narrative) - USD ($)						1 Months Ended	12 Months Ended
	Feb. 12, 2024	Feb. 01, 2024	Jun. 21, 2023	Jun. 09, 2023	Feb. 03, 2022	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses net of cash acquired								$ 398,482
Common stock issued for note payment, shares						474
Reverse stock split			one-for-twenty reverse stock split	one-for-twenty reverse stock split
Master Service Agreement [Member] | Afritex Ventures Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock issued for note payment, shares	1,000,000
Agreement term description		The term of the Services Agreement will automatically extend for three thirty-day periods, if Afritex’s outstanding debt is no greater than $325,000
Share discount rate	10.00%
Option Agreement [Member] | Afritex Ventures Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement term description	The Option Agreement may be terminated if, among others, the closing has not has not occurred within 90 days, unless extended for two additional 30-day periods at the Company’s sole discretion. To date, the Company has extended the Option Agreement for the first additional 30-day period and has not exercised its option to purchase such intangibles assets, machinery and equipment
Purchase price of machinery and equipment	$ 554,714
Debt description	The closing of the Option Agreement is subject to, among other things, the successful restructuring of Afritex’s accounts payable debts so that no individual debt of $85,000 or aggregate debt of more than $325,000 is outstanding
Option Agreement [Member] | Afritex Ventures Inc [Member] | Shares Held In Escrow [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock issued for note payment, shares	100,000
Gault Sea Food, LLC [Member] | Asset Purchase [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses net of cash acquired					$ 359,250
Common stock issued for note payment, shares					167
Common stock fair value					$ 359,250